CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,845,170)	$ (23,738,837)	$ (6,747,453)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	392,619	387,020	286,874
Amortization of right-of-use assets		513,218	731,923
Loss from disposal of property and equipment	6,991	1,275	14,810
Impairment of property and equipment			434,878
Provision for doubtful accounts of accounts receivables	(702,156)	19,276,587	4,155,246
Provision for doubtful accounts of prepayments	(1,243,233)	1,196,563	2,668,421
Provision for doubtful accounts of other current assets	7,061	(12,483)	56,341
Impairment prepayments for licensed copyrights	2,664,622
Changes in fair value of short-term investments	(596,796)	(17,335)
Changes in fair value of warrant liabilities	(832)	(1,912)	(2,367,632)
Share of equity loss in one equity investee	(9,214)
Impairment Of Long Term Investments	128,204	0	0
Issuance cost in connection with warrant liabilities			34,927
Changes in operating assets and liabilities:
Accounts receivable	5,818,395	1,197,088	6,069,121
Prepayments - third parties	1,064,623	6,859,021	(5,802,836)
Prepayments - a related party	3,012,482	(1,160,912)	(2,333,148)
Media deposits - third parties	532,336	(134,687)	5,686,916
Media deposits - a related party	101,682	1,243,870	(1,409,128)
Other current assets	(445,227)	1,745,634	(1,353,409)
Accounts payable	(6,324,955)	(2,442,824)	(23,769,006)
Advance from advertisers	114,874	(769,787)	(1,722,679)
Advertiser deposits	(437,091)	(313,009)	(5,029,471)
Income tax payable			(302,038)
Accrued expenses and other liabilities	(6,830)	(1,848,320)	354,692
Due to related parties	8,653
Operating lease liabilities		(378,689)	(870,548)
Net Cash Provided by (Used in) Operating Activities	2,259,466	1,601,481	(31,213,199)
Cash Flows from Investing Activities:
Purchases of property and equipment	(7,412)	(1,514,414)	(1,101,948)
Purchases of intangible assets	(22,696)	(13,463)	(837,299)
Proceeds from disposal of property and equipment		222,916
Prepayments for licensed copyrights			(2,924,897)
Purchases of short-term investments	(1,285,147)	(5,215,262)
Redemption of short-term investments	2,359,920	1,931,936
Purchase of long-term investments	(4,801,650)	(832,219)	(1,550,195)
Deposits made to a third party for future business combination	2,554,539
Loans made to a related part	1,412
Repayment of loans from related parties		1,642,724
Net Cash Used in Investing Activities	(6,312,936)	(3,777,782)	(6,414,339)
Cash Flows from Financing Activities:
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs			26,507,760
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs			4,154,987
Issuance of units pursuant to a private placement, net of issuance costs			9,852,486
Proceeds from bank borrowings	2,259,600	1,486,105	7,750,977
Repayment of bank borrowings	(1,412,250)		(9,301,172)
Repayment of borrowings to third parties		1,456
Repayment of borrowings to related parties			(709,021)
Payments of dividends to shareholders		(1,188,884)	(2,170,273)
Net Cash Provided by Financing Activities	847,350	295,765	36,085,744
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(156,895)	(323,238)	152,389
Net decrease in cash, cash equivalents and restricted cash	(3,363,015)	(2,203,774)	(1,389,405)
Cash, cash equivalents and restricted cash at beginning of year	6,679,077	8,882,851	10,272,256
Cash, cash equivalents and restricted cash at end of year	3,316,062	6,679,077	8,882,851
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	3,316,062	6,679,077	4,751,538
Total cash, cash equivalents and restricted cash	$ 3,316,062	6,679,077	8,882,851
Supplemental Cash Flow Information
Cash paid for interest expense			88,518
Cash paid for income tax		2,158	4,131,313
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Right of use assets obtained in exchange for operating lease obligations		$ 4,299	$ 1,574,311